ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
May 31, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of May 31,
	2025	2024
	$’000	$’000

Accounts receivable – third parties	1,941	2,003
Less: allowance for expected credit loss	(317)	(317)

Accounts receivable, net	1,624	1,686

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

Movements in the allowance for expected credit loss are as follows:

	As of May 31,
	2025	2024
	$’000	$’000

Opening balance	317	110
Additions	133	246
Reversal	(148)	(39)
Effect of exchange rate	15	-

Closing balance	317	317